DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Hedge Instrument Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	R$ 4,477,297	R$ 2,973,652
Total	4,477,297	2,973,652
Hedge Object Book Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	4,149,708	2,970,793
Total	4,149,708	2,970,793
Accumulated Fair Value Adjustments In Shareholders Equity Gross Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	(702,728)	(696,930)
Total	(702,728)	(696,930)
Accumulated Fair Value Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	(368,528)	(365,488)
Total	R$ (368,528)	R$ (365,488)